Condensed Consolidating Financial Information (Narrative) (Details) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Condensed Financial Statements, Captions [Line Items]
Guaranty obligation	$ 2.5
Genesis NEJD Pipeline, LLC
Condensed Financial Statements, Captions [Line Items]
Percentage of equity interest	100.00%